Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE TAX FREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000352667
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 19, 2015
Prospectus Date	rr_ProspectusDate	Oct. 30, 2014